Income Tax (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Current income tax	$ 637,676	$ 370,419
Deferred
Deferred income tax	(30,523)	(7,832)	(5,893)
Total	607,153	362,587	(5,893)
Hong Kong [Member]
Current
Current income tax	669,016	370,419
Deferred
Deferred income tax	(34,998)	(7,832)	(5,893)
Over provision in previous years [Member]
Current
Current income tax	(31,340)
Under provision in previous years [Member]
Deferred
Deferred income tax	$ 4,475